UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-02857



Name of Fund: BlackRock Bond Fund, Inc.

BlackRock High Income Fund

BlackRock Total Return Fund



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,BlackRock Bond Fund, Inc., 55 East 52(nd) Street,
New York City, NY 10055.



Registrant's telephone number, including area code: (800) 441-7762



Date of fiscal year end: 09/30



Date of reporting period: 07/01/2009 -- 06/30/2010



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Bond Fund, Inc.



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock Bond Fund, Inc.



Date: August 23, 2010


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02857
Reporting Period: 07/01/2009 - 06/30/2010
BlackRock Bond Fund, Inc.









========================== BLACKROCK HIGH INCOME FUND ==========================


AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  009037201
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  APR 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       Withhold     Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration


--------------------------------------------------------------------------------

AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  C01023206
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  APR 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       Withhold     Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration


--------------------------------------------------------------------------------

FIBERTOWER CORPORATION

Ticker:       FTWR           Security ID:  31567R209
Meeting Date: JUN 3, 2010    Meeting Type: Annual
Record Date:  APR 19, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Randall A. Hack          For       Withhold     Management
1.2   Elect Director Mark E. Holliday         For       For          Management
1.3   Elect Director Kurt J. Van Wagenen      For       For          Management
2     Approve Decrease in Size of Board       For       For          Management
3     Approve Omnibus Stock Plan              For       For          Management
4     Amend Omnibus Stock Plan                For       For          Management
5     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  MAR 22, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

LORAL SPACE & COMMUNICATIONS INC.

Ticker:       LORL           Security ID:  543881106
Meeting Date: MAY 18, 2010   Meeting Type: Annual
Record Date:  APR 8, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John D. Harkey, Jr       For       Withhold     Management
1.2   Elect Director Arthur L. Simon          For       For          Management
1.3   Elect Director John P. Stenbit          For       For          Management
2     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

MASONITE INC.

Ticker:       MASWF          Security ID:  575387105
Meeting Date: MAY 4, 2010    Meeting Type: Annual
Record Date:  MAR 17, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Deloitte & Touche LLP as        For       Against      Management
      Auditors and Authorize Board to Fix
      Their Remuneration


--------------------------------------------------------------------------------

MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: SEP 14, 2009   Meeting Type: Annual
Record Date:  JUL 24, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jose Mejia               For       Withhold     Management
1.2   Elect Director Zeev Nahmoni             For       For          Management
1.3   Elect Director Mitchell H. Freeman      For       For          Management
1.4   Elect Director Steve M. Barnett         For       For          Management
1.5   Elect Director Daniel A. Luchansky      For       For          Management
1.6   Elect Director Andrew A. Levy           For       For          Management
2     Ratify Auditors                         For       For          Management
3     Increase Authorized Common Stock        For       For          Management
4     Amend Omnibus Stock Plan                For       Against      Management


--------------------------------------------------------------------------------

SUNPOWER CORPORATION

Ticker:       SPWRA          Security ID:  867652307
Meeting Date: MAY 4, 2010    Meeting Type: Annual
Record Date:  MAR 9, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director W. Steve Albrecht        For       Withhold     Management
1.2   Elect Director Betsy S. Atkins          For       Withhold     Management
2     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

WESTERN FOREST PRODUCTS INC.

Ticker:       WEF            Security ID:  958211203
Meeting Date: MAY 7, 2010    Meeting Type: Annual
Record Date:  MAR 29, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James Arthurs            For       For          Management
1.2   Elect Director Lee Doney                For       For          Management
1.3   Elect Director Stephen Frasher          For       For          Management
1.4   Elect Director Dominic Gammiero         For       For          Management
1.5   Elect Director Cyrus Madon              For       Withhold     Management
1.6   Elect Director Pierre McNeil            For       Withhold     Management
1.7   Elect Director John B. Newman           For       Withhold     Management
2     Approve KPMG LLP as Auditors and        For       For          Management
      Authorize Board to Fix Their
      Remuneration


========================= BLACKROCK TOTAL RETURN FUND ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== END NPX REPORT